Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – 97.1%
Biotechnology – 25.8%
AbbVie Inc	913,103	$80,846,140
Acceleron Pharma Inc*	415,884	22,050,170
Akero Therapeutics Inc*	909,692	20,190,614
Aligos Therapeutics Inc USD Series B-1*,¢,§	3,434,645	3,754,239
Amarin Corp PLC (ADR)*	1,363,264	29,228,380
Amicus Therapeutics Inc*	2,401,935	23,394,847
Aprea Therapeutics Inc*	773,526	35,497,108
Argenx SE (ADR)*	140,773	22,596,882
Ascendis Pharma A/S (ADR)*	378,632	52,675,284
BeiGene Ltd (ADR)*	112,737	18,687,285
BioCryst Pharmaceuticals Inc*	4,007,056	13,824,343
Bridgebio Pharma Inc*,#	1,689,539	59,218,342
Enanta Pharmaceuticals Inc*	195,260	12,063,163
FibroGen Inc*	390,915	16,766,344
Gilead Sciences Inc	1,083,432	70,401,411
Global Blood Therapeutics Inc*	620,555	49,327,917
Heron Therapeutics Inc*	636,001	14,946,024
IGM Bio*,§	700,647	25,399,855
Immunomedics Inc*	1,133,856	23,992,393
Insmed Inc*	2,279,487	54,434,150
Ironwood Pharmaceuticals Inc*	1,542,593	20,531,913
Mirati Therapeutics Inc*	407,378	52,494,729
Myovant Sciences Ltd*	1,601,473	24,854,861
Neurocrine Biosciences Inc*	748,886	80,497,756
Odonate Therapeutics Inc*	537,308	17,435,645
PTC Therapeutics Inc*	526,342	25,280,206
Rhythm Pharmaceuticals Inc*	1,367,247	31,391,991
Rubius Therapeutics Inc*,#	445,066	4,228,127
Sage Therapeutics Inc*	292,456	21,112,399
Sarepta Therapeutics Inc*	376,227	48,548,332
Stoke Therapeutics Inc*	391,674	11,092,208
Vertex Pharmaceuticals Inc*	366,431	80,230,067
		1,066,993,125
Health Care Equipment & Supplies – 19.7%
Abbott Laboratories	1,540,146	133,777,082
Alcon Inc*	298,783	16,902,154
Baxter International Inc	647,775	54,166,945
Boston Scientific Corp*	2,153,916	97,400,082
Cooper Cos Inc	182,891	58,761,049
Danaher Corp	436,847	67,047,278
Dentsply Sirona Inc	289,191	16,365,319
DexCom Inc*	109,417	23,933,875
Edwards Lifesciences Corp*	211,388	49,314,707
Globus Medical Inc*	701,143	41,283,300
ICU Medical Inc*	198,540	37,150,805
Intuitive Surgical Inc*	74,803	44,219,793
Silk Road Medical Inc*,£	882,242	35,624,932
STERIS PLC	248,886	37,935,204
Stryker Corp	202,232	42,456,586
Teleflex Inc	62,790	23,636,668
Varian Medical Systems Inc*	253,688	36,026,233
		816,002,012
Health Care Providers & Services – 10.8%
Acadia Healthcare Co Inc*	532,963	17,705,031
Anthem Inc	340,229	102,759,365
Bigfoot Biomedical Inc - Series C*,¢	168,418	1,594,792
Centene Corp*	393,055	24,711,368
Humana Inc	283,745	103,998,217
Quest Diagnostics Inc	248,539	26,541,480
UnitedHealth Group Inc	453,335	133,271,423
Universal Health Services Inc	242,851	34,839,404
		445,421,080
Health Care Technology – 0.7%
Teladoc Health Inc*	359,375	30,086,875
Life Sciences Tools & Services – 4.7%
IQVIA Holdings Inc*	334,675	51,710,634
NeoGenomics Inc*	694,080	20,301,840
Thermo Fisher Scientific Inc	370,501	120,364,660
		192,377,134

Shares or Principal Amounts		Value
Common Stocks – (continued)
Pharmaceuticals – 35.4%
Allergan PLC	328,493	$62,798,007
Astellas Pharma Inc	1,425,600	24,538,586
AstraZeneca PLC	1,234,917	124,414,134
Bayer AG	395,898	32,330,619
Bristol-Myers Squibb Co	1,935,788	124,258,232
Catalent Inc*	1,007,387	56,715,888
Collegium Pharmaceutical Inc*	1,012,140	20,829,841
Elanco Animal Health Inc*	1,270,632	37,420,112
Eli Lilly & Co	475,021	62,432,010
GW Pharmaceuticals PLC (ADR)*	270,447	28,277,938
Horizon Therapeutics PLC*	859,113	31,099,891
Ipsen SA	142,535	12,629,562
Jazz Pharmaceuticals PLC*	250,336	37,370,158
Johnson & Johnson	486,420	70,954,085
Merck & Co Inc	1,996,418	181,574,217
MyoKardia Inc*	239,378	17,447,066
Nektar Therapeutics*	483,923	10,445,478
Novartis AG (ADR)	1,851,104	175,281,038
Novo Nordisk A/S	821,853	47,706,686
Phathom Pharmaceuticals Inc*,ž,§	424,907	11,908,444
Phathom Pharmaceuticals Inc*	173,374	5,398,866
Roche Holding AG	262,955	85,332,648
Sanofi	970,219	97,524,649
Takeda Pharmaceutical Co Ltd	2,505,036	99,887,849
WaVe Life Sciences Ltd*,#	303,557	2,433,009
		1,461,009,013
Total Common Stocks (cost $2,811,503,392)		4,011,889,239
Preferred Stocks – 1.6%
Biotechnology – 1.4%
4D Molecular Therapeutics Inc - Series B¢,§	373,334	6,518,412
Acerta Pharma BV PP - Series B¢,§	143,797,410	16,134,069
Biontech AG - Series A§	1,143,846	34,878,152
		57,530,633
Health Care Providers & Services – 0.2%
Bigfoot Biomedical Inc - Series B¢	1,035,873	9,808,940
Total Preferred Stocks (cost $38,375,060)		67,339,573
Limited Partnership Interests – 0.6%
Biotechnology – 0.6%
RPI International Holdings LP¢,§ (cost $14,999,945)	127,226	23,469,380
Rights – 0.2%
Biotechnology – 0%
Clementia Pharmaceuticals Inc CVR*,¢,§	874,311	1
Pharmaceuticals – 0.2%
Bristol-Myers Squibb Co*	3,113,916	9,372,887
Total Rights (cost $8,486,781)		9,372,888
Investment Companies – 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº,£ (cost $10,376,255)	10,376,255	10,376,255
Investments Purchased with Cash Collateral from Securities Lending – 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº,£	12,821,353	12,821,353
Time Deposits – 0.1%
Canadian Imperial Bank of Commerce, 1.6000%, 1/2/20	$3,205,338	3,205,338
Total Investments Purchased with Cash Collateral from Securities Lending (cost $16,026,691)		16,026,691
Total Investments (total cost $2,899,768,124) – 100.1%		4,138,474,026
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(5,116,499)
Net Assets – 100%		$4,133,357,527

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,248,000,736	78.5%
Switzerland	277,515,840	6.7
United Kingdom	152,692,072	3.7
Japan	124,426,435	3.0
France	110,154,211	2.7
Denmark	100,381,970	2.4

Germany	67,208,771	1.6
Sweden	35,497,108	0.9
Belgium	22,596,882	0.5
Canada	1	0.0

Total	$4,138,474,026	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/19
Common Stocks - N/A
Health Care Equipment & Supplies - N/A
Silk Road Medical Inc*,š	$-	$20,738,319	$(9,735,820)	$	N/A
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	85,490	560	-		10,376,255
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	81,679∆	-	-		12,821,353
Total Affiliated Investments - 0.5%	$167,169	$20,738,879	$(9,735,820)		$23,197,608

(1) For securities that were affiliated for a portion of the period ended December 31, 2019, this column reflects amounts for the entire period ended December 31, 2019 and not just the period in which the security was affiliated.

	Share Balance at 9/30/19	Purchases	Sales	Share Balance at 12/31/19
Common Stocks - N/A
Health Care Equipment & Supplies - N/A
Silk Road Medical Inc*,š	1,611,891	-	(729,649)	882,242
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	16,456,730	131,718,591	(137,799,066)	10,376,255
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	39,563,912	165,251,084	(191,993,643)	12,821,353

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ž	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

#	Loaned security; a portion of the security is on loan at December 31, 2019.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of December 31, 2019.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2019)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
4D Molecular Therapeutics Inc - Series B	8/24/18	$6,518,412	$6,518,412	0.2%
Acerta Pharma BV PP - Series B	5/11/15	8,272,388	16,134,069	0.4
Aligos Therapeutics Inc USD Series B-1	12/20/19	3,754,239	3,754,239	0.1
Biontech AG - Series A	1/17/18	13,775,320	34,878,152	0.8
Clementia Pharmaceuticals Inc CVR	4/18/19	1,180,320	1	0.0
IGM Bio	6/28/19	9,260,312	25,399,855	0.6
Phathom Pharmaceuticals Inc	10/29/19	6,457,969	11,908,444	0.3
RPI International Holdings LP	5/21/15	14,999,945	23,469,380	0.6
Total		$64,218,905	$122,062,552	3.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2019. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$1,037,839,031	$25,399,855	$3,754,239
Health Care Providers & Services	443,826,288	-	1,594,792
Pharmaceuticals	1,449,100,569	11,908,444	-
All Other	1,038,466,021	-	-
Preferred Stocks	-	34,878,152	32,461,421
Limited Partnership Interests	-	-	23,469,380
Rights	9,372,887	-	1
Investment Companies	-	10,376,255	-
Investments Purchased with Cash Collateral from Securities Lending	-	16,026,691	-
Total Assets	$3,978,604,796	$98,589,397	$61,279,833

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-

dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued based on transaction price or transaction price adjusted for current market conditions using a comparable index or cost. The value of level 3 investments will increase should the future transaction price increase.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $18,530,305 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.